OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER LIABILITIES
Schedule of other liabilities

Other liabilities consist of the following:

Other liabilities	December 31, 2020	December 31, 2019
In millions of COP
Payables	1,967,492	1,927,945
Suppliers	1,119,734	1,495,415
Advances	779,681	621,720
Deposits delivered as security(1)	570,097	324,768
Provisions(2)	346,597	190,690
Security contributions	318,179	363,802
Collection services(3)	316,749	438,490
Salaries and other labor obligations(4)	311,627	292,570
Dividends(5)	299,495	279,125
Advances in leasing operations and loans	123,932	207,045
Liabilities from contracts with customers(6)	64,071	60,791
Deferred interests	24,929	34,290
Bonuses and short-term benefits(7)	11,816	403,872
Other	110,313	115,122
Total	6,364,712	6,755,645
(1)	See Note 5.2 Derivative financial instruments.
(2)	See Note 21 Provisions and contingent’s liabilities.
(3)	The variation is mainly explained for a lower transaction volume, related to the COVID-19 pandemic.
(4)	For more information related to other employee benefits, see Note 19 Employee benefits.
(5)	The increase is due to the last installement payment effective for the dividends approved by the annual shareholders’ meeting that took place in 2020 and 2019, respectively.
(6)	See Note 25.3 Fees and commissions.
(7)	For further information, see Note 19 Employee benefit plans (Bonuses and short-term benefits).